Managers Special Equity Fund (Prospectus Summary) | Managers Special Equity Fund
Managers Special Equity Fund
INVESTMENT OBJECTIVE
The Managers Special Equity Fund's (the "Fund" and "Special Equity Fund")
investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities of small- and medium-sized companies.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers Special Equity Fund		Managers Class	Institutional Class
Management Fee		0.90%	0.90%
Distribution and Service (12b-1) Fees		none	none
Other Expenses		0.64%	0.39%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.55%	1.30%
Fee Waiver and Expense Reimbursements	[2]	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	1.37%	1.12%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.11% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Managers Class and Institutional Class would be 1.36% and 1.11%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through May 1, 2013.
Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Managers Special Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Managers Class	139	472	828	1,830
Institutional Class	114	394	696	1,552

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 126%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities
(generally, common and preferred stocks). Although the Fund focuses its investments in securities of small- and medium-capitalization companies pursuant to its investment objective, the Fund has historically invested substantially all of its assets in the securities of U.S. small-capitalization companies.

Typically, the Fund invests in companies with capitalizations that are within the range of capitalizations of companies in the Russell 2000® Growth Index. As of June 27, 2011, the range of market capitalizations for the Russell 2000®
Growth Index was $32 million to $3.1 billion. The Fund may purchase securities, or retain securities that it already has purchased, even if the securities are outside the Fund's typical capitalization range.

The Fund's assets are currently allocated among four Subadvisors, each of which acts independently of the others and uses its own methodology to select portfolio investments. Specifically:

o     The Subadvisors utilize a growth approach to investing whereby three of the four Subadvisors seek to identify companies that are exhibiting rapid growth in their businesses and the fourth seeks to identify companies that possess better than average long-term growth rates combined with several other fundamental characteristics.

o     Three of the four Subadvisors examine the underlying businesses, financial statements, competitive environment and company management in order to assess the future profitability of each company.

o     One of the four Subadvisors utilizes a quantitative computer model driven by fundamental stock selection variables, including company valuations, capital structure and profit earnings. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology.

o     A Subadvisor may sell a security if it believes that the future profitability of a company does not support the current stock price.

With the combination of the above strategies, the Fund expects to generate returns from capital appreciation due to earnings growth along with improvements in the valuations of the securities such as, among other things, increases in the price to earnings ratios.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Foreign Securities Risk-securities of foreign issuers involve additional risks
(such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S.
issuers) that differ from those associated with investing in securities of U.S.
issuers and may result in greater price volatility.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Sector Risk-companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the
Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology sector currently, and may in the future, comprise a significant portion of the Fund's portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

Small- and Mid-Capitalization Stock Risk-the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index. As always, past performance of the Fund (before and after taxes)
is not an indication of how the Fund will perform in the future. To obtain updated performance information for Managers Class shares and Institutional
Class shares, please visit www.managersinvest.com or call 1.800.835.3879.
Calendar Year Total Returns as of 12/31/11 (Managers Class)

Best Quarter: 20.73% (2nd Quarter 2003) Worst Quarter: -27.92% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/11
Average Annual Total Returns Managers Special Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Managers Class	Managers Class Return Before Taxes	3.40%	0.22%	4.13%
Managers Class After Taxes on Distributions	Managers Class Return After Taxes on Distributions	3.40%	(1.02%)	3.14%
Managers Class After Taxes on Distributions and Sales	Managers Class Return After Taxes on Distributions and Sale of Fund Shares	2.21%	(0.06%)	3.45%
Institutional Class	Institutional Class Return Before Taxes	3.78%	0.47%		4.15%	May 03, 2004
Russell 2000 ® Growth Index	Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	(2.91%)	2.09%	4.48%	5.20%	May 03, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Managers
Class shares of the Fund. After-tax returns for Institutional Class shares will vary.